Retirement benefits - Additional Information (Detail) £ in Millions, $ in Millions		12 Months Ended
	Nov. 01, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 USD ($)
Disclosure of defined benefit plans [line items]
Bank accounts pledged as security | £				£ 31
Description of changes in assumptions used for determining retirement benefit costs		Changes in assumptions used for determining retirement benefit costs and obligations may have a material impact on the income statement and the statement of financial position. The key assumptions are the pension increases, discount rate, the rate of inflation and the assumed mortality rate. The sensitivity analysis below is based on extrapolating reasonable changes in these assumptions, using year-end conditions and assuming no interdependency between the assumptions.
Expected company payments		$ 9.0
Actuarial assumption of expected rates of mortality [Member]
Disclosure of defined benefit plans [line items]
Mortality - per annum long term trend		1.25%
Mortality - male pensioners age rated down		8 months 12 days
Mortality - male non-pensioners age rated down		6 months
Mortality - female pensioners age rated down		2 years 3 months 19 days
Mortality - female non-pensioners age rated down		2 years 7 months 6 days
Description of mortality assumptions		Mortality is the most significant demographic assumption. [The current assumptions for the UK are based on the S2PA ‘light’ year of birth tables with projected mortality improvements using the CMI_2015 model and a 1.25% per annum long-term trend with age rated down by 0.7 and 2.3 years for pensioners and 0.5 and 2.6 years for non-pensioners, male and female respectively. In the US, the current assumptions are based on the RP-2014 Employee/Healthy Annuitant Generationally Projected with Scale MP-2016 mortality tables.
US-based defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Description of retirement benefit plan		The Group also maintains the following US-based defined benefit plans: the funded Inter-Continental Hotels Pension Plan (the Plan), unfunded Inter-Continental Hotels Non-qualified Pension Plans and unfunded Inter-Continental Hotels Corporation Postretirement Medical, Dental, Vision and Death Benefit Plan. All plans are closed to new members. In respect of the Plan, an Investment Committee has responsibility for the oversight and management of the plan’s assets, which are held in a separate trust. The Committee comprises senior company employees and is assisted by professional advisers as and when required.
Explanation of changes in description of retirement benefit plan		During 2015, the Group made a lump sum cash-out offer to the terminated vested members of the Inter-Continental Hotels Pension Plan. Members accepting the offer received lump sum cash payments totalling $11m on 1 November 2015.During 2016, the Group made a funding contribution of $32m to the Plan which has enabled it to achieve full funding. The assets of the Plan have subsequently been invested 100% in liability-matching assets.
Inter-Continental Hotels Pension Plan [Member]
Disclosure of defined benefit plans [line items]
Funding contribution			$ 32.0
Benefits paid in cash for the terminated members	$ 11.0
Other Overseas Pension Plans [Member]
Disclosure of defined benefit plans [line items]
Description of retirement benefit plan		The Group also operates a number of smaller pension schemes outside the UK, the most significant of which is a defined contribution scheme in the US; there is no material difference between the pension costs of, and contributions to, these schemes.
Increase/ (decrease) In liabilities [member] | Healthcare costs trend rate [Member] | 1% point increase [Member]
Disclosure of defined benefit plans [line items]
Accumulated post-employment benefit obligations		$ 1.9	1.9			$ 2.0
Increase/ (decrease) In liabilities [member] | Healthcare costs trend rate [Member] | 1% point decrease [Member]
Disclosure of defined benefit plans [line items]
Accumulated post-employment benefit obligations		$ (1.8)	$ (1.7)			$ (1.8)
United Kingdom [member]
Disclosure of defined benefit plans [line items]
Description of retirement benefit plan		Since 6 August 2014, UK retirement and death in service benefits are provided for eligible employees by the IHG UK Defined Contribution Pension Plan. Members, including those who have been auto-enrolled since 1 September 2013, are provided with defined contribution arrangements under this plan; benefits are based on each individual member’s personal account. The plan is HM Revenue & Customs registered and governed by an independent trustee, assisted by professional advisers as and when required. The overall operation of the plan is subject to the oversight of The Pensions Regulator. Residual defined benefit obligations remain in respect of additional benefits provided to members of an unfunded pension arrangement who were affected by lifetime or annual allowances under the former defined benefit arrangements. Accrual under this arrangement ceased with effect from 1 July 2013 and a cash-out offer in 2014 resulted in the extinguishment of approximately 70% of the unfunded pension obligations. The Company meets the benefit payment obligations of the remaining members as they fall due. A charge over certain ring-fenced bank accounts totalling £31m at 31 December 2016 (see note 15) is currently held as security on behalf of the remaining members.
Explanation of changes in description of retirement benefit plan		The former defined benefit plan, the InterContinental Hotels UK Pension Plan, was wound up on 21 July 2015 following the completion of the buy-out and transfer of the defined benefit obligations to Rothesay Life on 31 October 2014.
Approximate extinguishment of the unfunded pension obligations		70.00%
Bank accounts pledged as security | £					£ 31